Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand		$ 25,901	$ 13,269
Cash equivalents		4,388	1,476
Tax refund securities	[1]	28	2,769
Total cash and cash equivalents		$ 30,317	$ 17,514	$ 43,003	$ 72,112

[1]	The balance as of December 31, 2024 and 2023 relates to tax refund securities (Colombian Tax Reimbursement Certificates) that are securities issued by the Colombian Ministry of Finance and Public Credit which are highly liquid and tradeable. They must be redeemed within one year with the tax authority to compensate payable taxes.